REVENUE AND SEGMENT REPORTING - Schedule of Revenue and Cost of Sales (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting, Revenue Reconciling Item [Line Items]
Total sales	$ 13,968	$ 3,771
Total cost of sales	8,805	2,823
Gross profit	5,163	948
Retail Pharmacy Services
Segment Reporting, Revenue Reconciling Item [Line Items]
Total sales	7,728	3,227
Total cost of sales	7,744	2,674
Gross profit	(16)	553
Pharmacy Technology
Segment Reporting, Revenue Reconciling Item [Line Items]
Total sales	6,240	544
Total cost of sales	1,061	149
Gross profit	5,179	395
Retail pharmacy revenue
Segment Reporting, Revenue Reconciling Item [Line Items]
Total sales	7,728	3,227
Retail pharmacy revenue | Retail Pharmacy Services
Segment Reporting, Revenue Reconciling Item [Line Items]
Total sales	7,728	3,227
Retail pharmacy revenue | Pharmacy Technology
Segment Reporting, Revenue Reconciling Item [Line Items]
Total sales	0	0
Software integration
Segment Reporting, Revenue Reconciling Item [Line Items]
Total sales	3,168	0
Software integration | Retail Pharmacy Services
Segment Reporting, Revenue Reconciling Item [Line Items]
Total sales	0
Software integration | Pharmacy Technology
Segment Reporting, Revenue Reconciling Item [Line Items]
Total sales	3,168
Hardware
Segment Reporting, Revenue Reconciling Item [Line Items]
Total sales	2,401	0
Hardware | Retail Pharmacy Services
Segment Reporting, Revenue Reconciling Item [Line Items]
Total sales	0
Hardware | Pharmacy Technology
Segment Reporting, Revenue Reconciling Item [Line Items]
Total sales	2,401
Lease revenue
Segment Reporting, Revenue Reconciling Item [Line Items]
Total sales	467	158
Lease revenue | Retail Pharmacy Services
Segment Reporting, Revenue Reconciling Item [Line Items]
Total sales	0	0
Lease revenue | Pharmacy Technology
Segment Reporting, Revenue Reconciling Item [Line Items]
Total sales	467	158
Software
Segment Reporting, Revenue Reconciling Item [Line Items]
Total sales	44	208
Software | Retail Pharmacy Services
Segment Reporting, Revenue Reconciling Item [Line Items]
Total sales	0	0
Software | Pharmacy Technology
Segment Reporting, Revenue Reconciling Item [Line Items]
Total sales	44	208
Maintenance and support
Segment Reporting, Revenue Reconciling Item [Line Items]
Total sales	58	93
Maintenance and support | Retail Pharmacy Services
Segment Reporting, Revenue Reconciling Item [Line Items]
Total sales	0	0
Maintenance and support | Pharmacy Technology
Segment Reporting, Revenue Reconciling Item [Line Items]
Total sales	58	93
Professional services and other
Segment Reporting, Revenue Reconciling Item [Line Items]
Total sales	47	75
Professional services and other | Retail Pharmacy Services
Segment Reporting, Revenue Reconciling Item [Line Items]
Total sales	0	0
Professional services and other | Pharmacy Technology
Segment Reporting, Revenue Reconciling Item [Line Items]
Total sales	47	75
Installation
Segment Reporting, Revenue Reconciling Item [Line Items]
Total sales	55	10
Installation | Retail Pharmacy Services
Segment Reporting, Revenue Reconciling Item [Line Items]
Total sales	0	0
Installation | Pharmacy Technology
Segment Reporting, Revenue Reconciling Item [Line Items]
Total sales	$ 55	$ 10